Related Party Transactions Related Party Transactions - LNG Terminal Capacity Agreements (Details) (USD $)	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended
	Jun. 30, 2014 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Sabine Pass LNG, LP [Member] LNG Terminal Capacity Agreements [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Sabine Pass LNG, LP [Member] LNG Terminal Capacity Agreements [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Sabine Pass LNG, LP [Member] LNG Terminal Capacity Agreements [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Sabine Pass LNG, LP [Member] LNG Terminal Capacity Agreements [Member]	Dec. 31, 2011 Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member] Sabine Pass LNG, LP [Member] LNG Terminal Capacity Agreements [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Cheniere Marketing, LLC [Member] Cheniere Energy Investments, LLC [Member] LNG Terminal Capacity Agreements [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP _ Cheniere Marketing, LLC [Member] Cheniere Energy Investments, LLC [Member] LNG Terminal Capacity Agreements [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP _ Cheniere Marketing, LLC [Member] Cheniere Energy Investments, LLC [Member] LNG Terminal Capacity Agreements [Member]	Dec. 31, 2011 Cheniere Energy Partners, LP _ Cheniere Marketing, LLC [Member] Cheniere Energy Investments, LLC [Member] LNG Terminal Capacity Agreements [Member]	Aug. 31, 2014 Cheniere Energy Partners, LP _ Cheniere Marketing, LLC [Member] Sabine Pass Liquefaction [Member] LNG Sale and Purchase Agreement [Member] Subsequent Event [Member]	Jun. 30, 2014 Cheniere Energy Partners, LP _ Cheniere Marketing, LLC [Member] Sabine Pass Liquefaction [Member] LNG Sale and Purchase Agreement [Member] Profit Category One [Member] MMBTU	Jun. 30, 2014 Cheniere Energy Partners, LP _ Cheniere Marketing, LLC [Member] Sabine Pass Liquefaction [Member] LNG Sale and Purchase Agreement [Member] Profit Category Two [Member] MMBTU	Jun. 30, 2014 Cheniere Energy Partners, LP _ Cheniere Marketing, LLC [Member] Sabine Pass Liquefaction [Member] LNG Sale and Purchase Agreement [Member] Maximum [Member] MMBTU
Related Party Transaction [Line Items]
Regasification capacity, in Bcf/d	2.0		2.0
Related Party Transaction, Committed Annual Fee	$ 250,000,000		$ 250,000,000
Related Party Agreement Term	20 years		20 years
Terminal Use Agreement Maintenance Expense	14,400,000	12,900,000	26,600,000	10,100,000	0.0
Proceeds (Payments) of Gross Margin Earned, Percentage						80.00%	80.00%					20.00%
Revenues—affiliate							$ 0	$ 4,900,000	$ 11,200,000
Purchase Commitment, LNG Produced, in MMBtu/yr											36,000,000	68,000,000	104,000,000
Incremental LNG Volume, Purchase Price Percentage of Henry Hub										115.00%	115.00%
Incremental LNG Volume, Purchase Price Per MMBtu										3.00	3.00